MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 89.6%
Aerospace/Defense: 0.3%
	AVIC International Finance & Investment Ltd
2,000,000	4.375%, 5/23/21	$2,043,628

Airlines: 0.1%
	International Consolidated Airlines Group SA
EUR 500,000	0.500%, 7/4/23	543,262

Automotive & Auto Parts: 5.7%
	BAIC Inalfa HK Investment Co Ltd
EUR 1,100,000	1.900%, 11/2/20	1,217,443
	FCA Bank SPA
EUR 1,200,000	0.000% (3 Month EURIBOR + 0.330%), 6/17/21 [1]	1,308,554
EUR 1,700,000	1.000%, 2/21/22	1,888,946
	Fiat Chrysler Automobiles NV
675,000	4.500%, 4/15/20	682,324
	Ford Motor Credit Co LLC
3,750,000	2.459%, 3/27/20	3,746,127
EUR 720,000	1.514%, 2/17/23	784,291
EUR 600,000	3.021%, 3/6/24	688,214
	General Motors Financial Co Inc
EUR 1,000,000	0.955%, 9/7/23	1,102,253
	Pirelli & C SPA
EUR 1,000,000	0.297% (3 Month EURIBOR + 0.700%), 9/26/20 [1]	1,077,310
EUR 5,000,000	1.375%, 1/25/23	5,501,717
	RCI Banque SA
EUR 4,000,000	0.072% (3 Month EURIBOR + 0.430%), 1/12/23 [1]	4,326,153
EUR 1,250,000	0.250%, 3/8/23	1,360,644
EUR 3,750,000	0.193% (3 Month EURIBOR + 0.570%), 11/4/24 [1]	4,033,293
EUR 2,700,000	0.145% (3 Month EURIBOR + 0.580%), 3/12/25 [1]	2,864,577
	Volkswagen Bank GmbH
EUR 2,500,000	0.375%, 7/5/22	2,733,807
	Volkswagen Financial Services NV
GBP 600,000	1.500%, 4/12/21	738,907
GBP 600,000	1.875%, 9/7/21	744,569
	Volkswagen Leasing GmbH
EUR 1,000,000	0.250%, 2/16/21	1,094,376
EUR 500,000	0.500%, 6/20/22	549,427
	ZF North America Capital Inc
EUR 1,900,000	2.750%, 4/27/23	2,207,553
		38,650,485
Banking: 21.9%
	ABN AMRO Bank NV
6,000,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [1,4]	6,181,140

	Allied Irish Banks PLC
EUR 6,500,000	4.125% (5 Year Swap Rate EUR + 3.950%), 11/26/25 [1,4]	7,376,973
	Argenta SPAarbank NV
EUR 700,000	3.875% (5 Year Swap Rate EUR + 3.950%), 5/24/26 [1,4]	800,453
	Banca Farmafactoring SPA
EUR 950,000	1.002% (3 Month EURIBOR + 1.450%), 6/5/20 [1]	1,037,626
	Banco Comercial Portugues SA
EUR 1,400,000	3.871% (5 Year Swap Rate EUR + 4.231%), 3/27/30 [1,4]	1,519,577
	Banco de Sabadell SA
EUR 1,000,000	5.375% (5 Year Swap Rate EUR + 5.100%), 12/12/28 [1,4]	1,213,999
	Bank of Ireland Group PLC
GBP 800,000	3.125% (5 Year UK GILT + 2.700%), 9/19/27 [1,4]	971,869
	Bankia SA
EUR 2,000,000	9.000% (5 Year Swap Rate EUR + 8.960%), 11/16/26 [1,4]	2,554,992
EUR 2,600,000	3.375% (5 Year Swap Rate EUR + 3.350%), 3/15/27 [1,4]	2,981,151
	Barclays PLC
EUR 5,500,000	2.625% (5 Year Swap Rate EUR + 2.450%), 11/11/25 [1,4]	6,072,061
EUR 3,400,000	2.000% (5 Year Swap Rate EUR + 1.900%), 2/7/28 [1,4]	3,679,493
	CaixaBank SA
EUR 1,800,000	0.625%, 10/1/24	1,963,812
EUR 4,900,000	3.500% (5 Year Swap Rate EUR + 3.350%), 2/15/27 [1,4]	5,657,689
EUR 3,400,000	2.750% (5 Year Swap Rate EUR + 2.350%), 7/14/28 [1,4]	3,908,883
	China Construction Bank Europe SA
EUR 3,000,000	0.625%, 2/17/20	3,278,062
	Credit Suisse AG
2,500,000	6.500%, 8/8/23	2,790,160
EUR 6,300,000	5.750% (5 Year Swap Rate EUR + 4.000%), 9/18/25 [1,4]	7,245,237
	CYBG PLC
GBP 1,025,000	5.000% (5 Year Swap Rate GBP + 3.516%), 2/9/26 [1,4]	1,251,640
	Danske Bank A/S
EUR 1,000,000	2.500% (5 Year Swap Rate EUR + 2.500%), 6/21/29 [1,4]	1,149,011
	de Volksbank NV
EUR 3,300,000	3.750% (5 Year Swap Rate EUR + 3.650%), 11/5/25 [1,4]	3,738,091
	Deutsche Bank AG
EUR 4,650,000	5.000%, 6/24/20	5,210,405
1,200,000	4.250%, 10/14/21	1,219,412
EUR 400,000	1.500%, 1/20/22	440,831
EUR 1,000,000	1.875%, 2/14/22	1,110,599
4,000,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [1,4]	3,725,680
	Erste Group Bank AG
3,200,000	5.500% (5 Year Swap Rate USD + 3.766%), 5/26/25 [1,4]	3,256,061
	Ibercaja Banco SA
EUR 6,000,000	5.000% (5 Year Swap Rate EUR + 4.551%), 7/28/25 [1,4]	6,767,875
	ICBC Standard Bank PLC
3,250,000	8.125%, 12/2/19	3,280,192
	ICBCIL Finance Co Ltd
1,000,000	3.258% (3 Month LIBOR USD + 1.100%), 5/15/23 [1]	999,500
	ING Groep NV
6,200,000	4.700% (5 Year Swap Rate USD + 1.938%), 3/22/28 [1,4]	6,504,817
	Intesa Sanpaolo SPA
EUR 4,900,000	1.507% (3 Month EURIBOR + 1.900%), 9/26/24 [1]	5,346,115

	Liberbank SA
EUR 4,000,000	6.875% (5 Year Swap Rate EUR + 6.701%), 3/14/27 [1,4]	4,775,175
	National Westminster Bank PLC
GBP 3,000,000	6.500%, 9/7/21	4,042,727
	Nykredit Realkredit A/S
EUR 1,000,000	2.750% (5 Year Swap Rate EUR + 2.200%), 11/17/27 [1,4]	1,157,807
	Raiffeisen Bank International AG
EUR 600,000	6.000%, 10/16/23	786,456
EUR 2,800,000	1.500% (5 Year Swap Rate EUR + 2.150%), 3/12/30 [1,4]	3,036,139
	Societe Generale SA
EUR 4,500,000	2.500% (5 Year Swap Rate EUR + 1.830%), 9/16/26 [1,4]	5,122,121
	Standard Chartered PLC
EUR 652,000	4.000% (5 Year Swap Rate EUR + 2.300%), 10/21/25 [1,4]	738,359
	TSB Banking Group PLC
GBP 2,000,000	5.750% (3 Month LIBOR GBP + 3.430%), 5/6/26 [1,4]	2,496,831
	UBS AG
4,000,000	7.625%, 8/17/22	4,516,380
EUR 5,575,000	4.750% (5 Year Swap Rate EUR + 3.400%), 2/12/26 [1,4]	6,446,327
	UniCredit SPA
EUR 5,400,000	2.373% (3 Month EURIBOR + 2.750%), 5/3/25 [1]	5,925,462
	Volksbank Wien AG
EUR 4,600,000	2.750% (5 Year Swap Rate EURIBOR + 2.550%), 10/6/27 [1,4]	5,191,532
		147,468,722
Broadcasting: 1.0%
	ITV PLC
EUR 4,000,000	2.125%, 9/21/22	4,578,024
EUR 2,200,000	1.375%, 9/26/26	2,420,863
		6,998,887
Building Materials: 0.3%
	Cemex SAB de CV
2,000,000	6.125%, 5/5/25	2,085,000

Cable/Satellite TV: 1.1%
	Altice Luxembourg SA
EUR 579,036	7.250%, 5/15/22	644,553
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,000,000	4.464%, 7/23/22	4,212,650
	United Group BV
EUR 600,000	4.375%, 7/1/22	669,018
EUR 2,000,000	4.125% (3 Month EURIBOR + 4.125%), 5/15/25 [1]	2,200,340
		7,726,561
Capital Goods: 3.4%
	CNH Industrial Capital LLC
450,000	4.375%, 11/6/20	459,090
250,000	4.875%, 4/1/21	259,420
550,000	4.375%, 4/5/22	572,506
	CNH Industrial NV
3,000,000	4.500%, 8/15/23	3,186,330
	Nexans SA
EUR 1,300,000	3.750%, 8/8/23	1,575,311
	Orano SA
EUR 300,000	3.500%, 3/22/21	341,178

	Platin 1426 GmbH
EUR 3,000,000	5.375%, 6/15/23	3,092,684
	Shanghai Electric Newage Co Ltd
EUR 1,000,000	1.125%, 5/22/20	1,097,494
	SIHC International Capital Ltd
1,000,000	3.950%, 9/26/21	1,019,052
	Talent Yield Euro Ltd
EUR 3,000,000	1.435%, 5/7/20	3,293,621
	Talent Yield European Ltd
EUR 3,000,000	1.300%, 4/21/22	3,342,382
	Wabtec Corp
1,425,000	4.400%, 3/15/24	1,518,631
	Xingtao Assets Ltd
EUR 3,000,000	3.300%, 10/9/22	3,293,409
		23,051,108
Chemicals: 3.4%
	Bluestar Finance Holdings Ltd
6,500,000	3.375%, 7/16/24	6,556,413
	CF Industries Inc
3,000,000	3.400%, 12/1/21 [2]	3,053,726
	Chemours Co
1,600,000	6.625%, 5/15/23	1,586,000
	CNAC HK Finbridge Co Ltd
EUR 200,000	1.750%, 6/14/22	225,804
	CNRC Capital Ltd
EUR 4,500,000	1.871%, 12/7/21	5,070,957
	Syngenta Finance NV
3,552,000	3.933%, 4/23/21 [2]	3,618,103
2,920,000	4.441%, 4/24/23 [2]	3,053,357
		23,164,360
Consumer-Products: 0.4%
	Newell Brands Inc
2,768,000	3.850%, 4/1/23	2,851,155

Containers: 0.4%
	Mauser Packaging Solutions Holding Co
1,750,000	5.500%, 4/15/24 [2]	1,804,600
	Trivium Packaging Finance BV
EUR 500,000	3.750% (3 Month EURIBOR + 3.750%), 8/15/26 [1]	561,258
		2,365,858
Diversified Financial Services: 11.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4,000,000	5.000%, 10/1/21	4,206,822
1,850,000	3.950%, 2/1/22	1,910,789
	Aircastle Ltd
950,000	5.125%, 3/15/21	984,932
975,000	5.500%, 2/15/22	1,037,802
825,000	5.000%, 4/1/23	884,053
1,200,000	4.400%, 9/25/23	1,263,119
	AnaCap Financial Europe SA SICAV-RAIF
EUR 2,000,000	5.000% (3 Month EURIBOR + 5.000%), 8/1/24 [1]	1,955,377

	Avolon Holdings Funding Ltd
700,000	5.125%, 10/1/23 [2]	744,450
	Bracken MidCo1 PLC
GBP 900,000	8.875% Cash or 11.000% PIK, 10/15/23	1,048,794
	Cabot Financial Luxembourg SA
GBP 475,000	7.500%, 10/1/23	607,434
	CCTI 2017 Ltd
4,005,000	3.625%, 8/8/22	3,954,517
	CDP Reti SPA
EUR 760,000	1.875%, 5/29/22	857,462
	China Great Wall International Holdings III Ltd
3,000,000	2.750%, 8/31/20	3,003,629
	DAE Funding LLC
625,000	4.500%, 8/1/22 [2]	635,938
	Federal International Finance PT
1,500,000	4.125%, 5/10/21	1,528,037
	Galaxy Bidco Ltd
EUR 2,000,000	5.000% (3 Month EURIBOR + 5.000%), 7/31/26 [1]	2,174,458
	Garfunkelux Holdco 3 SA
GBP 2,300,000	8.500%, 11/1/22	2,671,706
EUR 5,000,000	3.500% (3 Month EURIBOR + 3.500%), 9/1/23 [1]	4,755,196
	Hoist Finance AB
EUR 3,000,000	2.750%, 4/3/23	3,363,543
	Huarong Finance 2017 Co Ltd
2,000,000	3.359% (3 Month LIBOR USD + 1.150%), 11/7/22 [1]	1,986,483
	Huarong Universe Investment Holding Ltd
EUR 2,500,000	1.625%, 12/5/22	2,654,272
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
1,050,000	6.250%, 2/1/22	1,079,925
875,000	6.750%, 2/1/24	913,281
	International Lease Finance Corp
3,500,000	8.625%, 1/15/22	3,973,748
	Intrum AB
EUR 3,350,000	2.750%, 7/15/22	3,706,079
	Jerrold Finco PLC
GBP 1,065,000	6.250%, 9/15/21	1,334,933
GBP 1,500,000	6.125%, 1/15/24	1,874,101
	JIC Zhixin Ltd
EUR 4,500,000	0.500%, 11/24/20	4,912,047
	LeasePlan Corp NV
EUR 1,100,000	1.000%, 5/2/23	1,229,464
	LHC3 PLC
EUR 3,700,000	4.125% Cash or 9.000% PIK, 8/15/24	4,210,580
	Lincoln Financing SARL
EUR 3,075,000	3.625%, 4/1/24	3,472,303
EUR 300,000	3.875% (3 Month EURIBOR + 3.875%), 4/1/24 [1]	330,653
	Mulhacen Pte Ltd
EUR 3,150,000	6.500% Cash or 7.000% PIK, 8/1/23	2,834,955
	Park AeroSPAce Holdings Ltd
1,000,000	5.250%, 8/15/22 [2]	1,056,400
2,000,000	4.500%, 3/15/23 [2]	2,074,600
1,481,000	5.500%, 2/15/24 [2]	1,601,924

	REC Ltd
600,000	3.068%, 12/18/20	603,189
		77,436,995
Diversified Media: 0.6%
	Digi Communications NV
EUR 620,000	5.000%, 10/15/23	694,828
	Inter Media and Communication SPA
EUR 1,855,521	4.875%, 12/31/22	2,093,571
	ProSiebenSat.1 Media SE
EUR 1,000,000	2.625%, 4/15/21	1,124,769
		3,913,168
Energy: 6.2%
	Antero Resources Corp
1,500,000	5.375%, 11/1/21	1,453,125
1,500,000	5.125%, 12/1/22	1,325,625
	CITGO Petroleum Corp
1,625,000	6.250%, 8/15/22 [2]	1,649,375
	Concho Resources Inc
2,123,000	4.375%, 1/15/25	2,200,672
	Continental Resources Inc
4,625,000	4.500%, 4/15/23	4,805,137
	Corral Petroleum Holdings AB
EUR 1,225,000	11.750% Cash or 13.000% PIK, 5/15/21	1,384,729
	Delek & Avner Tamar Bond Ltd
1,135,000	5.082%, 12/30/23 [2]	1,167,903
563,000	5.412%, 12/30/25 [2]	583,210
	Energy Transfer Operating LP
3,000,000	3.600%, 2/1/23	3,083,547
1,200,000	4.250%, 3/15/23	1,254,654
	EP Infrastructure AS
EUR 1,000,000	1.659%, 4/26/24	1,122,071
	Gazprom OAO Via Gaz Capital SA
EUR 1,000,000	3.389%, 3/20/20	1,107,646
GBP 795,000	5.338%, 9/25/20	1,015,685
	MPLX LP
3,078,000	5.250%, 1/15/25 [2]	3,250,026
	Petroleos Mexicanos
EUR 4,000,000	2.500%, 8/21/21	4,475,220
GBP 1,262,000	8.250%, 6/2/22	1,725,837
	Sabine Pass Liquefaction LLC
3,000,000	6.250%, 3/15/22	3,233,341
2,289,000	5.750%, 5/15/24	2,552,838
	Sunoco Logistics Partners Operations LP
2,541,000	4.250%, 4/1/24	2,676,931
	Wintershall Dea Finance BV
EUR 1,500,000	0.452%, 9/25/23	1,640,326
		41,707,898
Food & Drug Retail: 1.1%
	Casino Guichard Perrachon SA
EUR 2,500,000	5.244%, 3/9/20	2,770,322
EUR 3,600,000	5.976%, 5/26/21	4,038,214
EUR 100,000	1.865%, 6/13/22	100,910

	Co-Operative Group Ltd
GBP 490,000	5.125%, 5/17/24	634,106
		7,543,552
Food/Beverage/Tobacco: 2.8%
	Bacardi Ltd
EUR 1,000,000	2.750%, 7/3/23	1,181,547
	Bevco Lux SARL
EUR 4,000,000	1.750%, 2/9/23	4,561,554
	Bright Food Singapore Holdings Pte Ltd
EUR 6,000,000	1.125%, 7/18/20	6,594,304
	General Mills Inc
1,575,000	3.313% (3 Month LIBOR USD + 1.010%), 10/17/23 [1]	1,587,418
	Kraft Heinz Foods Co
1,556,000	4.875%, 2/15/25 [2]	1,601,949
	Premier Foods Finance PLC
GBP 925,000	6.250%, 10/15/23	1,177,134
	Smithfield Foods Inc
1,000,000	2.650%, 10/3/21 [2]	990,715
900,000	3.350%, 2/1/22 [2]	903,169
		18,597,790
Gaming: 0.7%
	Cirsa Finance International SARL
EUR 325,000	6.250%, 12/20/23	377,260
	International Game Technology PLC
EUR 4,000,000	3.500%, 6/15/26	4,643,204
		5,020,464
Healthcare: 2.9%
	Allergan Funding SCS
EUR 1,000,000	1.500%, 11/15/23	1,150,350
	Bausch Health Americas Inc
2,825,000	9.250%, 4/1/26 [2]	3,216,941
	Becton Dickinson Euro Finance SARL
EUR 3,000,000	0.632%, 6/4/23	3,307,777
	Elanco Animal Health Inc
2,475,000	4.272%, 8/28/23 [1]	2,599,532
	HCA Inc
6,050,000	4.750%, 5/1/23	6,485,734
	Medtronic Global Holdings SCA
EUR 700,000	0.250%, 7/2/25	769,655
	MPT Operating Partnership LP / MPT Finance Corp
EUR 1,500,000	4.000%, 8/19/22	1,792,931
		19,322,920
Homebuilders/Real Estate: 8.9%
	Atrium European Real Estate Ltd
EUR 5,000,000	3.625%, 10/17/22	5,877,713
	Blackstone Property Partners Europe Holdings SARL
EUR 2,700,000	1.400%, 7/6/22	3,025,923
EUR 4,460,000	0.500%, 9/12/23	4,861,710
	CPI Property Group SA
EUR 5,050,000	1.450%, 4/14/22	5,639,233
3,850,000	4.750%, 3/8/23	4,055,013

	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,975,000	2.875%, 7/15/22	2,188,264
EUR 3,000,000	1.875%, 10/15/24	3,250,471
	Dream Global Funding I SARL
EUR 1,000,000	1.375%, 12/21/21	1,112,827
	Fastighets AB Balder
EUR 2,000,000	1.125%, 3/14/22	2,228,492
	Globalworth Real Estate Investments Ltd
EUR 2,000,000	2.875%, 6/20/22	2,329,593
	Hammerson PLC
EUR 1,000,000	2.000%, 7/1/22	1,122,884
	Heimstaden Bostad AB
EUR 890,000	2.125%, 9/5/23	1,022,078
	Immobiliare Grande Distribuzione SIIQ SPA
EUR 1,100,000	2.500%, 5/31/21	1,231,170
	Kennedy Wilson Europe Real Estate Ltd
GBP 4,875,000	3.950%, 6/30/22	6,200,713
	Logicor Financing SARL
EUR 900,000	0.500%, 4/30/21	988,570
EUR 720,000	1.500%, 11/14/22	812,125
EUR 2,345,000	0.750%, 7/15/24	2,568,319
	NE Property BV
EUR 5,648,000	3.750%, 2/26/21	6,474,451
EUR 250,000	2.625%, 5/22/23	286,920
	TLG Immobilien AG
EUR 1,400,000	0.375%, 9/23/22	1,532,611
	Vivion Investments SARL
EUR 3,000,000	3.000%, 8/8/24	3,266,592
		60,075,672
Insurance: 0.3%
	Ardonagh Midco 3 PLC
GBP 1,806,000	8.375%, 7/15/23	2,136,712

Leisure: 0.3%
	CPUK Finance Ltd
GBP 1,564,000	4.250%, 8/28/22	1,959,496

Metals/Mining: 0.8%
	First Quantum Minerals Ltd
270,000	7.000%, 2/15/21 [2]	272,700
950,000	7.250%, 5/15/22 [2]	945,658
	Glencore Finance Europe Ltd
EUR 1,540,000	0.625%, 9/11/24	1,678,343
	Glencore Funding LLC
1,041,000	4.125%, 5/30/23 [2]	1,090,128
	Gold Fields Orogen Holdings BVI Ltd
1,360,000	5.125%, 5/15/24	1,440,308
		5,427,137
Quasi & Foreign Government: 1.9%
	Chengdu Xingcheng Investment Group Co Ltd
EUR 5,300,000	2.500%, 3/20/21	5,717,694

	Eastern Creation II Investment Holdings Ltd
3,000,000	2.800%, 7/15/22	2,999,929
	Gansu Provincial Highway Aviation Tourism Investment Group Co Ltd
EUR 4,000,000	1.875%, 12/7/20	4,429,355
		13,146,978
Railroads: 0.1%
	Russian Railways Via RZD Capital PLC
EUR 600,000	3.374%, 5/20/21	689,159

Services: 2.0%
	ALD SA
EUR 700,000	0.257% (3 Month EURIBOR + 0.620%), 7/16/21 [1]	766,308
EUR 2,400,000	0.375%, 7/18/23	2,624,802
	Algeco Global Finance PLC
EUR 2,675,000	6.500%, 2/15/23	2,934,957
	Ashtead Capital Inc
2,075,000	5.625%, 10/1/24 [2]	2,142,438
	Loxam SAS
EUR 3,000,000	3.250%, 1/14/25	3,375,141
	RAC Bond Co PLC
GBP 1,425,000	5.000%, 11/6/22	1,594,090
		13,437,736
Steel: 2.4%
	ArcelorMittal
3,000,000	5.500%, 3/1/21	3,124,843
	Evraz PLC
1,700,000	8.250%, 1/28/21	1,819,000
3,000,000	5.250%, 4/2/24	3,190,605
	Shougang Group Co Ltd
EUR 5,000,000	1.350%, 8/7/20	5,492,354
	thyssenkrupp AG
EUR 1,250,000	1.875%, 3/6/23	1,363,484
	Vallourec SA
EUR 400,000	6.625%, 10/15/22	392,062
EUR 1,075,000	6.375%, 10/15/23	1,003,044
		16,385,392
Super Retail: 1.1%
	AA Bond Co Ltd
GBP 927,000	4.249%, 7/31/20	1,154,137
GBP 4,207,000	2.875%, 1/31/22	4,989,954
	Tendam Brands SAU
EUR 1,100,000	5.250% (3 Month EURIBOR + 5.250%), 9/15/24 [1]	1,209,176
		7,353,267
Technology: 2.4%
	Broadcom Corp / Broadcom Cayman Finance Ltd
6,497,000	3.000%, 1/15/22	6,562,084
	Dell International LLC / EMC Corp
2,300,000	4.420%, 6/15/21 [2]	2,372,197
	Equinix Inc
250,000	5.375%, 5/15/27	270,156

	Microchip Technology Inc
3,025,000	3.922%, 6/1/21	3,090,905
1,000,000	4.333%, 6/1/23	1,051,047
	NXP BV / NXP Funding LLC
2,550,000	4.125%, 6/1/21 [2]	2,617,424
		15,963,813
Telecommunications: 4.0%
	Altice France SA
EUR 5,250,000	2.500%, 1/15/25	5,818,821
	Arqiva Broadcast Finance PLC
GBP 1,900,000	6.750%, 9/30/23	2,501,057
	Crown Castle International Corp
365,000	5.250%, 1/15/23	397,642
	Crystal Almond SARL
EUR 1,829,000	10.000%, 11/1/21	2,063,150
	Iliad SA
EUR 2,600,000	0.625%, 11/25/21	2,837,788
	Sprint Corp
2,925,000	7.875%, 9/15/23	3,220,308
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5,000,000	3.360%, 9/20/21 [2]	5,031,250
	TalkTalk Telecom Group PLC
GBP 1,500,000	5.375%, 1/15/22	1,891,862
	Telecom Italia SPA
EUR 2,500,000	4.000%, 4/11/24	3,007,591
		26,769,469
Transportation Excluding Air/Rail: 0.5%
	Getlink SE
EUR 1,550,000	3.625%, 10/1/23	1,763,966
	Naviera Armas SA
EUR 200,000	6.500% (3 Month EURIBOR + 6.500%), 7/31/23 [1]	176,573
EUR 1,075,000	4.250% (3 Month EURIBOR + 4.250%), 11/15/24 [1]	875,846
	Rail Transit International Development Co Ltd
EUR 600,000	1.625%, 6/22/22	671,829
		3,488,214
Utilities: 1.1%
	Beijing Gas Singapore Capital Corp
3,200,000	2.750%, 5/31/22	3,191,444
	Enel Finance International NV
3,640,000	2.875%, 5/25/22 [2]	3,689,431
	ERG SPA
EUR 750,000	1.875%, 4/11/25	864,396
		7,745,271
TOTAL CORPORATE BONDS
(Cost $622,245,267)		605,070,129

CONVERTIBLE BONDS: 0.3%
Banking: 0.2%
	Nykredit Realkredit A/S
EUR 1,000,000	4.000% (5 Year Swap Rate EUR + 2.850%), 6/3/36 [1,4]	1,152,487

Telecommunications: 0.1%
	Telecom Italia SPA
EUR 500,000	1.125%, 3/26/22	548,392

TOTAL CONVERTIBLE BONDS
(Cost $1,737,832)		1,700,879

Shares
AFFILIATED MUTUAL FUNDS: 1.0%
700,000	Muzinich High Income Floating Rate Fund - Institutional Class	6,916,000

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $7,000,000)		6,916,000

Principal
Amount†
BANK LOANS: 6.0%
Cable/Satellite TV: 0.3%
	Telenet 5/18(EUR) AO
EUR 1,888,889	2.500% (6 Month EURIBOR + 2.500%), 12/15/27 [1,3]	2,075,097

Chemicals: 0.5%
	Flint Group
EUR 1,442,410	3.750% (3 Month EURIBOR + 3.000%), 9/7/21 [1,3]	1,347,153
	Perstorp Holding
EUR 2,000,000	4.750%, 2/26/26 [1,3,5,6]	2,085,453
		3,432,606
Consumer-Products: 0.3%
	Sunshine Luxembourg VII
EUR 1,750,000	3.750%, 9/25/26 [1,3,5,6]	1,924,643

Containers: 0.2%
	Irel AcquiCo GmBH (IFCO Systems)
EUR 1,000,000	3.750% (3 Month EURIBOR + 3.750%), 5/31/26 [1,3]	1,102,216

Food/Beverage/Tobacco: 0.5%
	L1R HB Finance (Holland & Barrett)
GBP 4,015,319	6.015% (3 Month LIBOR + 5.250%), 8/31/24 [1,3]	3,499,105

Gaming: 0.2%
	Jackpotjoy
GBP 1,250,000	5.715% (1 Month LIBOR + 5.000%), 12/6/24 [1,3]	1,554,220

Healthcare: 0.9%
	HRA Term Loan
EUR 1,500,000	3.500% (3 Month EURIBOR + 3.500%), 9/20/24 [1,3]	1,579,408
	Nemera
EUR 2,000,000	4.000% (3 Month EURIBOR + 4.000%), 1/22/26 [1,3]	2,182,633
	Rodenstock
EUR 2,000,000	5.250% (3 Month EURIBOR + 5.250%), 6/15/26 [1,3]	2,066,825
		5,828,866

Insurance: 0.2%
	Andromeda
EUR 657,170	4.750% (3 Month EURIBOR + 4.750%), 6/13/26 [1,3]	725,239
EUR 342,830	4.750%, 4/24/26 [1,3,5,6]	378,339
		1,103,578
Leisure: 0.5%
	Park Resorts
GBP 936,483	4.958% (1 Month PIBOR + 4.250%), 3/3/24 [1,3]	1,120,737
	Silk Bidco (Hurtigruten)
EUR 2,000,000	3.500% (6 Month EURIBOR + 3.500%), 2/22/25 [1,3]	2,180,594
		3,301,331
Services: 1.6%
	Assystem
EUR 3,000,000	4.250% (3 Month EURIBOR + 4.250%), 9/28/24 [1,3]	3,288,778
	Evergood B1E (Nets)
EUR 2,000,000	3.250%, 2/6/25 [1,3,5,6]	2,168,409
	Fugue Finance (Nord Anglia)
EUR 2,000,000	3.250% (3 Month EURIBOR + 3.250%), 9/1/24 [1,3]	2,180,867
	Global University Systems (Markermeer Finance)
EUR 3,000,000	4.250% (6 Month EURIBOR + 4.250%), 12/23/24 [1,3]	3,290,985
		10,929,039
Technology: 0.5%
	Itiviti Group
EUR 1,000,000	4.500% (3 Month EURIBOR + 4.500%), 3/13/25 [1,3]	1,101,535
	Paysafe (PI UK HoldCo II)
EUR 2,000,000	3.000% (1 Month EURIBOR + 3.000%), 1/1/25 [1,3]	2,181,728
		3,283,263
Telecommunications: 0.3%
	EUNetworks Term Loan B (Stonepeak Spear)
EUR 2,000,000	3.500% (1 Month EURIBOR + 3.500%), 1/11/25 [1,3]	2,161,520

TOTAL BANK LOANS
(Cost $43,793,076)		40,195,484

TOTAL INVESTMENTS IN SECURITIES: 96.9%
(Cost $674,776,175)		653,882,492
Other Assets in Excess of Liabilities: 3.1%		20,741,720
TOTAL NET ASSETS: 100.0%		$674,624,212

† In USD unless otherwise indicated.
EUR - Euro
EURIBOR - Euro Interbank Offered Rate
GBP - Great Britian Pound
UK GILT - United Kingdom Government Issued Long Term Stock
LIBOR - London Interbank Offered Rate
PIBOR - Paris Interbank Offered Rate
PIK - Payment-in-Kind - represents the security may pay interest in additional par.
USD - United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on September 30, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2019 the value of these securities amounted to $49,167,612 or 7.3% of net assets.

[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2019. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	All or a portion of the loan may be unfunded, reference rate information is unavailable.
[6]	Denotes investments purchased oon a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2019 (Unaudited)

The Muzinich Low Duration Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	September 30, 2019	to be Received	September 30, 2019	(Depreciation)
10/23/19	EUR 156,000,000	$170,353,424	$176,094,890	$176,094,890	$5,741,466
12/12/19	EUR 195,000,000	213,754,265	$217,187,685	217,187,685	3,433,420
10/23/19	GBP 43,000,000	52,924,691	$53,731,424	53,731,424	806,733
		$437,032,380		$447,013,999	$9,981,619

Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019. See the Schedule of Investments for the
industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$605,070,129	$–	$605,070,129
Convertible Bonds	–	1,700,879	–	1,700,879
Affiliated Mutual Funds	6,916,000	–	–	6,916,000
Bank Loans	–	40,195,484	–	40,195,484
Total Assets	$6,916,000	$646,966,492	$–	$653,882,492
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$–	$9,981,619	$–	$9,981,619

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.